COMMITMENTS AND CONTINGENCIES - Advances from Customers (Details) $ in Thousands			1 Months Ended
	Mar. 04, 2019 MW	Jan. 07, 2019 MW	Dec. 29, 2019 USD ($) MW	Mar. 31, 2018 MW	Nov. 30, 2016 MW	Jan. 03, 2021 USD ($)	Mar. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2021						$ 19,016
Fiscal Year 2022						33,075
Fiscal Year 2023						0
Fiscal Year 2024						0
Thereafter						0
Total						52,091
Sunpower and Total
Supply Commitment [Line Items]
Period for commitment					4 years
Power commitment (MW) | MW	10	3.7	93	3.42	200
Total
Supply Commitment [Line Items]
Contract liabilities							$ 88,500
Advance payment			$ 53,000			42,400
Contract liabilities, current portion			$ 17,600			$ 9,300